Deconsolidation of 58 Home (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended				12 Months Ended
	Nov. 27, 2015	Dec. 31, 2015	Oct. 31, 2015	Apr. 30, 2015	Feb. 28, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Class of Stock [Line Items]
Share based compensation						$ 28,060	$ 6,173	$ 2,865
Proceeds from issuance of preference stock						290,000
Funds contributed by the Company as additional paid in capital, pursuant to the Daojia Share Subscription Agreement						100,638
Waiver of receivables from 58 Home						12,147
Gain on deconsolidation and disposal of businesses						119,238
Noncontrolling Interest [Member]
Class of Stock [Line Items]
Waiver of receivables from 58 Home						12,147
58 Daojia Inc. [Member]
Class of Stock [Line Items]
Value of derecognized assets and liabilities, including allocated goodwill, on date of deconsolidation	$ 207,833
Fair value of investment Series A Preference Shares	10,000
Fair value of investment in Ordinary Shares	256,000
Gain on deconsolidation and disposal of businesses	$ 45,998
Remaining ownership percentage after deconsolidation	87.90%
Investment loss recorded		$ 9,288
58 Daojia Inc. [Member] | Restricted Shares (RSs) [Member]
Class of Stock [Line Items]
Number of shares granted				1,880,000	9,100,000
Share based compensation						$ 1,978
58 Daojia Inc. [Member] | 58 Home Ordinary Shares [Member]
Class of Stock [Line Items]
Number of ordinary shares in 58 Home business owned by 58.com, Inc.							80,000,000
58 Daojia Inc. [Member] | Series A Preference Shares [Member]
Class of Stock [Line Items]
Shares issued			40,800,000
Shares issued to new investors			39,440,000
Equity issuance, price per share			$ 7.3529
Proceeds from issuance of preference stock			$ 300,000
58 Daojia Inc. [Member] | Series A Preference Shares [Member] | Parent Company [Member]
Class of Stock [Line Items]
Shares issued			1,360,000
Proceeds from issuance of preference stock			$ 10,000